Property and Equipment (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 151,031	$ 136,732	$ 299,130	$ 297,927